Prospectus Supplement                                           219690 10/04
dated October 29, 2004 to:
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PUTNAM CAPITAL APPRECIATION FUND
Prospectuses dated September 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the teams' management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


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                                                                                      Dollar Range of
Portfolio leader    Since   Employer           Positions Over Past Five Years        Fund Shares Owned
--------------------------------------------------------------------------------------------------------
Joshua H. Brooks     2004   Putnam             Chief Investment Officer, U.S. Core   $10,001 - $50,000
                            Management         Previously, Director, Global Equity
                            2003 - Present     Research
                            Delaware           Chief Investment Officer, Value
                            Investments        Investing
                            Prior to April     Previously, Senior Portfolio
                            2003               Manager
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                                                                                      Dollar Range of
Portfolio members   Since   Employer           Positions Over Past Five Years        Fund Shares Owned
--------------------------------------------------------------------------------------------------------
Richard P. Cervone   2004   Putnam             Portfolio Manager                     $10,001 - $50,000
                            Management         Previously, Analyst
                            1998 - Present
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Joseph P. Joseph     1999   Putnam             Chief Investment Officer, Global             $0
                            Management         Core Small Cap
                            1994 - Present     Previously, Director, Global Equity
                                               Research, Senior Portfolio Manager
                                               and Analyst
--------------------------------------------------------------------------------------------------------
James C. Wiess       2004  Putnam              Senior Portfolio Manager                     $0
                           Management
                           2000 - Present
                           JP Morgan           Senior Portfolio Manager
                           Company
                           Prior to April
                           2000
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James S. Yu          2003  Putnam              Portfolio Manager                            $0
                           Management
                           2002 - Present
                           John Hancock        Portfolio Manager
                           Funds
                           Prior to Oct. 2002
                           Merrill Lynch       Senior Analyst
                           Investment
                           Management
                           Prior to June 2000
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                                               Named Investment Professionals Total  $50,001 - $100,000
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